COMMITMENTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2013 Office building [Member]	Jun. 30, 2013 Laboratory space [Member]
Operating Lease [Line Items]
2014			$ 28,025	$ 22,708
2015			46,038
2016			47,407
2017			48,817
Thereafter			56,581
Total future minimum lease payments			226,867
Rent expense included in research and development	$ 68,125	$ 53,563
Opearating lease expiration period	5 years